32. Commitments (Tables)	12 Months Ended
Dec. 31, 2019
Commitments [absract]
Schedule of approximate amount of firm orders

On December 31, 2019, the Company had 129 firm orders for aircraft acquisitions with Boeing. These aircraft acquisition commitments include estimates for contractual price increases during the construction phase.

	2019	2018
2020	-	1,791,661
2021	3,201,198	5,046,966
2022	3,690,205	7,883,277
2023	4,103,490	8,766,165
2024 thereafter	18,606,054	39,747,570
Total	29,600,947	63,235,639

Schedule of advances for aircraft acquisition

Of the total commitments presented above, the Company should disburse R$9,245,057 (corresponding to US$2,293,660 on the balance date) as advances for aircraft acquisition, according to the financial flow below:

	2019	2018
2019	-	283,579
2020	1,169,967	816,766
2021	1,152,456	1,072,048
2022	1,300,668	1,250,361
2023	1,366,345	1,313,497
2024 Thereafter	4,255,621	4,091,021
Total	9,245,057	8,827,272